Note 1. Business: Net Income (Loss) Per Share: Schedule of potentially dilutive shares excluded from EPS computation (Tables)	12 Months Ended
Nov. 30, 2018
Tables/Schedules
Schedule of potentially dilutive shares excluded from EPS computation

	November 30, 2018	November 30, 2017
Basic weighted average shares outstanding	$ 4,510,283	$ 3,897,599
If-converted shares, related party convertible debt	-	480,822
If-converted shares, convertible debt	-	179,452
If-converted shares, warrants	348,986	-
Diluted weighted average common shares outstanding	$ 4,859,269	$ 4,557,873